Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2013
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 20, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 20, 2013
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013
Supplement -- [Text Block]	wfaspltyfnds_SupplementTextBlock_04

SUPPLEMENT TO THE PROSPECTUSES

OF

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

For the Wells Fargo Advantage Specialized Technology Fund

(the "Fund")

The following are changes in the sections entitled "Principal Investment Strategies" contained in both the Fund Summaries and The Funds sections:

Effective February 1, 2014 the fourth bullet in the beginning of the section is replaced with the following:

We may invest up to 15% of the Fund's total assets in equity securities of issuers with market capitalization below $100 million at the time of purchase.

In addition, the first paragraph is replaced with the following:

We invest principally in equity securities of global technology companies across all market capitalizations including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.

(Wells Fargo Advantage Specialized Technology Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective February 1, 2014 the fourth bullet in the beginning of the section is replaced with the following:

We may invest up to 15% of the Fund's total assets in equity securities of issuers with market capitalization below $100 million at the time of purchase.

In addition, the first paragraph is replaced with the following:

We invest principally in equity securities of global technology companies across all market capitalizations including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.